Kevin L. Cooney

Member

513.870.8245 (t)

513.870.0999 (f)

kcooney@fbtlaw.com

May 4, 2018

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account C

Contributor Plus Variable Annuity

File Nos. 333-148459 and 811-21095

Rule 497(j) Certification

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Frost Brown Todd LLC, on behalf of Annuity Investors Variable Account C (the Registrant) and Annuity Investors Life Insurance Company (the Depositor), certifies that (1) the form of Prospectus, Supplemental Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 11) to the Registrant’s Registration Statement, and (2) the text of the most recent Post-Effective Amendment was filed electronically on or about April 27, 2018.

Please address any questions or comments to the undersigned at (513) 870-8245.

Very truly yours,

FROST BROWN TODD LLC

/s/ Kevin L. Cooney
Kevin L. Cooney

9277 Centre Pointe Drive | Suite 300 | West Chester, OH 45069-4866 | 513.870.8200 | frostbrowntodd.com

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